Equity Incentive Plans - option activity (Details) - 2023 and 2014 Plans - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Options Outstanding at beginning of the period	513,673,885
Number of shares, Granted	191,690,700
Number of shares, Forfeited	(25,252,185)
Number of shares, Options Outstanding at end of the period	680,112,400	513,673,885
Number of shares, Exercisable options at end of the period	195,249,175
Weighted average exercise price, Outstanding at beginning of the period	$ 0.02
Weighted average exercise price, Forfeited	0.02
Weighted average exercise price, Outstanding at end of the period	0.01	$ 0.02
Options exercisable at end of the period, Weighted average exercise price	$ 0.03
Weighted average remaining contractual term, Options outstanding during the period (in years)	8 years 8 months 12 days	8 years 8 months 12 days
Weighted average remaining contractual term, Options exercisable at end of the period (in years)	7 years 1 month 6 days
Aggregate intrinsic value, Options outstanding at end of the period	$ 15,269
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value per share of options granted	$ 0.01